Income Taxes (Tables)	12 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The Company’s operations are substantially all domestic. The components of income tax expense (benefit) consisted of the following (in thousands):

	Years Ended September 30,
	2020	2019	2018
Current:
Federal	$(55)	$(62)	$(41)
State and local	1,887	1,428	1,054

Total current	1,832	1,366	1,013
Deferred:
Federal	(7,408)	(3,128)	(25,534)
State and local	(2,702)	(2,193)	1,409

Total deferred	(10,110)	(5,321)	(24,125)

Income tax benefit	$(8,278)	$(3,955)	$(23,112)

Schedule of Effective Income Tax Rate Reconciliation
The effective income tax rate was different from the statutory U.S. federal income tax rate of 21.0%, 21.0% and 21.0% for the years ended September 30, 2020, 2019 and 2018, respectively, due to the following (in thousands):

	2020	Rate	2019	Rate	2018	Rate
Income tax benefit / federal statutory rate	$(27,407)	21.0%	$(5,072)	21.0%	$(3,437)	21.0%
State and local taxes — net of federal benefit	(960)	0.6	(667)	2.8	275	(1.7)
Increase in valuation allowance	280	(0.2)	20	(0.1)	140	(0.9)
Increase in valuation allowance — impact of U.S. tax reform	—	—	—	—	902	(5.5)
Stock-based compensation	19,344	(14.8)	685	(2.8)	558	(3.4)
State tax law change		—	—	—	1,453	(8.9)
Deferred impact of U.S. tax reform rate change	—	—	—	—	(23,409)	143.0
Non-deductible transaction costs	411	(0.3)	407	(1.7)	—	—
Executive compensation	235	(0.2)	—	—	—	—
Federal research and development credit	(465)	0.4	—	—	—	—
Meals and entertainment	262	(0.2)	350	(1.5)	206	(1.3)
Other	22	—	322	(1.3)	200	(1.2)

Income tax benefit / effective tax rate	$(8,278)	6.3%	$(3,955)	16.4%	$(23,112)	141.2%

Schedule of Deferred Tax Assets and Liabilities
The effective income tax rate was 6.3% for the year ended September 30, 2020 compared to 16.4% for the year ended September 30, 2019. The 2020 effective income tax rate was negatively impacted by non-deductible
costs related to the Company’s initial public offering that occurred in June 2020.

The components of the deferred tax assets and liabilities consisted of the following (in thousands):

	As of September 30,
	2020	2019
Deferred tax asset:
Federal net operating loss carryforwards	$23,389	$19,706
State loss carryforwards and other benefits	9,797	8,866
Inventory reserves	5,181	7,867
Warranty reserves	3,016	2,819
Legal reserves	365	451
Accrued expenses	7,876	7,407
Disallowed interest carryforward	12,019	9,222
Stock-based compensation	6,325	—
Federal research and development credit	465	—
Valuation allowance	(5,530)	(5,250)

Total deferred tax assets	62,903	51,088

Deferred tax liabilities:
Intangible assets — net	45,509	51,823
Property, plant and equipment	37,617	32,747
Indemnification receivable related to warranty reserves	1,037	521

Total deferred tax liabilities	84,163	85,091

Net deferred tax liability	$21,260	$34,003

Summary of Valuation Allowance	The activity in the valuation allowance consisted of the following (in thousands):

	As of September 30,
	2020	2019
Beginning balance	$5,250	$5,230
Expense	280	20

Ending balance	$5,530	$5,250

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balances for liabilities associated with unrecognized tax benefits consisted of the following (in thousands):

	As of September 30,
	2020	2019
Beginning balance	$961	$924
Unrecognized tax benefits related to prior years	35	37

Ending balance	$996	$961